Summary of Significant Accounting Policies - Impact of ASUs on Statement of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Finance and interest income	1,875	1,932	[1]	1,879	[1]
Total Revenues	29,706	27,701	[1]	25,095	[1]
Costs and Expenses
Cost of goods sold	22,958	21,572	[1]	19,420	[1]
Selling, general and administrative expenses	2,351	2,315	[1]	2,246	[1]
Research and development expenses	1,061	957	[1]	860	[1]
Restructuring expenses	61	93	[1]	44	[1]
Interest expense	812	940	[1]	1,026	[1]
Other, net	997	1,165	[1]	1,521	[1]
Total Costs and Expenses	28,240	27,042	[1]	25,117	[1]
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,466	659	[1]	(22)	[1]
Income tax (expense)	(417)	(457)	[1]	(297)	[1]
Equity in income of unconsolidated subsidiaries and affiliates	50	88	[1]	58	[1]
Net income (loss)	1,099	290	[1],[2]	(261)	[1]
Net income (loss) attributable to noncontrolling interests	31	18	[1]	3	[1]
Net income (loss) attributable to CNH Industrial N.V.	$ 1,068	$ 272	[1]	$ (264)	[1]
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.79	$ 0.20	[1]	$ (0.19)	[1]
Diluted (in usd per share)	$ 0.78	$ 0.20	[1]	$ (0.19)	[1]
Adoption of ASC 606
Costs and Expenses
Net income (loss)		$ (23)		$ (12)
Total Impact of New Revenue Recognition Standard | Adoption of ASC 606
Revenues
Net sales		(399)		(453)
Finance and interest income		739		676
Total Revenues		340		223
Costs and Expenses
Cost of goods sold		(40)		(108)
Selling, general and administrative expenses		0		0
Research and development expenses		0		0
Restructuring expenses		0		0
Interest expense		(2)		(2)
Other, net		403		346
Total Costs and Expenses		361		236
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		(21)		(13)
Income tax (expense)		(2)		1
Equity in income of unconsolidated subsidiaries and affiliates		0		0
Net income (loss)		(23)		(12)
Net income (loss) attributable to noncontrolling interests		0		0
Net income (loss) attributable to CNH Industrial N.V.		$ (23)		$ (12)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ (0.02)		$ (0.01)
Diluted (in usd per share)		$ (0.02)		$ (0.01)
As Previously Reported
Revenues
Net sales		$ 26,168		$ 23,669
Finance and interest income		1,193		1,203
Total Revenues		27,361		24,872
Costs and Expenses
Cost of goods sold		21,621		19,539
Selling, general and administrative expenses		2,330		2,262
Research and development expenses		957		860
Restructuring expenses		93		44
Interest expense		942		1,028
Other, net		738		1,148
Total Costs and Expenses		26,681		24,881
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		680		(9)
Income tax (expense)		(455)		(298)
Equity in income of unconsolidated subsidiaries and affiliates		88		58
Net income (loss)		313		(249)
Net income (loss) attributable to noncontrolling interests		18		3
Net income (loss) attributable to CNH Industrial N.V.		$ 295		$ (252)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ 0.22		$ (0.18)
Diluted (in usd per share)		$ 0.22		$ (0.18)
Impact of New Retirement Benefits Accounting | Adjustment Due to ASU 2017-07
Revenues
Net sales		$ 0		$ 0
Finance and interest income		0		0
Total Revenues		0		0
Costs and Expenses
Cost of goods sold		(9)		(11)
Selling, general and administrative expenses		(15)		(16)
Research and development expenses		0		0
Restructuring expenses		0		0
Interest expense		0		0
Other, net		24		27
Total Costs and Expenses		0		0
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		0		0
Income tax (expense)		0		0
Equity in income of unconsolidated subsidiaries and affiliates		0		0
Net income (loss)		0		0
Net income (loss) attributable to noncontrolling interests		0		0
Net income (loss) attributable to CNH Industrial N.V.		$ 0		$ 0
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)		$ 0.00		$ 0.00
Diluted (in usd per share)		$ 0.00		$ 0.00
Industrial Activities
Revenues
Net sales	$ 27,831	$ 25,769		$ 23,216
Finance and interest income	100	122		153
Total Revenues	27,931	25,891		23,369
Costs and Expenses
Cost of goods sold	22,958	21,572		19,420
Selling, general and administrative expenses	2,136	2,056		1,963
Research and development expenses	1,061	957		860
Restructuring expenses	61	90		43
Interest expense	468	604		694
Other, net	267	420		882
Total Costs and Expenses	26,951	25,699		23,862
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	980	192		(493)
Income tax (expense)	(286)	(415)		(136)
Equity in income of unconsolidated subsidiaries and affiliates	20	61		34
Results from intersegment investments	385	452		334
Net income (loss)	$ 1,099	290		(261)
Industrial Activities | Total Impact of New Revenue Recognition Standard | Adoption of ASC 606
Revenues
Net sales		(399)		(453)
Industrial Activities | As Previously Reported
Revenues
Net sales		26,168		23,669
Finance and interest income		122		153
Total Revenues		26,290		23,822
Costs and Expenses
Cost of goods sold		21,621		19,539
Selling, general and administrative expenses		2,071		1,979
Research and development expenses		957		860
Restructuring expenses		90		43
Interest expense		604		694
Interest compensation to Financial Services		338		332
Other, net		396		855
Total Costs and Expenses		26,077		24,302
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		213		(480)
Income tax (expense)		(413)		(137)
Equity in income of unconsolidated subsidiaries and affiliates		61		34
Results from intersegment investments		452		334
Net income (loss)		313		(249)
Industrial Activities | Impact of New Retirement Benefits Accounting | Adjustment Due to Adoption of New Accounting Pronouncements
Revenues
Net sales		(399)		(453)
Total Revenues		(399)		(453)
Costs and Expenses
Cost of goods sold		(49)		(119)
Selling, general and administrative expenses		(15)		(16)
Interest expense		0		0
Interest compensation to Financial Services		(338)		(332)
Other, net		24		27
Total Costs and Expenses		(378)		(440)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		(21)		(13)
Income tax (expense)		(2)		1
Net income (loss)		$ (23)		$ (12)

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).